Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 26, 2017
Disclosure of equity [Line Items]
Number of Shares issued	3,896,734	3,891,728	3,885,790
Deposits receipts for ordinary shares issued	€ 5.0	€ 5.9	€ 7.3
Issue of contingent convertible capital securities	2,750.0
Cash dividend paid	€ 2,679.0	€ 2,668.0	€ 2,564.0
Authorised share capital, ordinary shares	14,729,000,000	14,729,000,000	14,729,000,000
Unrealised revaluations and exchange rate differences, net	€ 102.0
Reserve of cash flow hedges [member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations	604.0	€ 342.0	€ (514.0)
Equity investments [member]
Disclosure of equity [Line Items]
FVOCI revaluation reserve		(517.0)
Transfer of revaluation reserve to retained earnings		(56.0)
Changes in unrealised revaluations		(461.0)
Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings	(472.0)
Changes in unrealised revaluations	137.0
Available-for-sale and other [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			(383.0)
Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings	€ (472.0)
Ordinary shares [member]
Disclosure of equity [Line Items]
Par value per share				€ 0.01
Cumulative preference shares [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.01
Increased dividend percentage	2.50%
Authorised share capital, ordinary shares	4,600,000,000
Maximum [member]
Disclosure of equity [Line Items]
Share capital	306,000,000
Minimum [member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.01
Bank of Beijing [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves		(549.0)
Bank of Beijing [member] | Available-for-sale and other [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			(479.0)
Bank of Beijing [member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves	€ 35.0
Kotak Mahindra Bank [member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves		71.0
Realised gains/losses transferred to the statement of profit or loss	(119.0)
Kotak Mahindra Bank [member] | Available-for-sale and other [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			302.0
Kotak Mahindra Bank [member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings	(320.0)
EquensWorldLine [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves	101.0
Transfer of revaluation reserve to retained earnings	€ (149.0)
Payvision [member]
Disclosure of equity [Line Items]
Percentage of voting equity interests acquired	0.00%
Transfer between Non-controlling interest and Shareholders equity	€ 24.0
TMB Bank Public Company Ltd [member]
Disclosure of equity [Line Items]
Realised gains/losses transferred to the statement of profit or loss	€ (18.0)
ING Groep N.V. or its subsidiaries [Member] | Kotak Mahindra Bank [member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Authorised share capital, ordinary shares	14,729,000
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN [member]
Disclosure of equity [Line Items]
Reserve for dividend and repayment of capital	€ 1,818.0	1,638.0	1,478.0
Retained earnings [member]
Disclosure of equity [Line Items]
Cash dividend paid	€ 2,650.0	€ 2,607.0	€ 2,564.0